Obligations Related to Finance Leases - Schedule of Repayments of Capital Leases Including Imputed Interest (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Teekay Tankers
Capital Leased Assets [Line Items]
Finance Lease, Liability, Payments, Due Next Twelve Months	$ 103,033
Finance Lease, Liability, Payments, Due Year Two	43,552
Finance Lease, Liability, Payments, Due Year Three	43,545
Finance Lease, Liability, Payments, Due Year Four	43,656
Finance Lease, Liability, Payments, Due Year Five	43,528
Thereafter	203,630
Teekay LNG | Sales-type lease [Member] | LNG Carriers
Capital Leased Assets [Line Items]
Finance Lease, Liability, Payments, Due Next Twelve Months	138,601
Finance Lease, Liability, Payments, Due Year Two	136,959
Finance Lease, Liability, Payments, Due Year Three	135,459
Finance Lease, Liability, Payments, Due Year Four	132,011
Finance Lease, Liability, Payments, Due Year Five	129,725
Thereafter	$ 1,068,641